Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Revenue	$ 81,208,903	$ 51,533,643
Cost of revenue	64,607,502	41,561,736
Gross profit	16,601,401	9,971,907
Operating expenses
Selling, general and administrative expenses	9,620,807	6,815,576
Research and development expenses	1,890,234	840,578
Depreciation and amortization	2,179,638	1,265,739
Impairment charges	500,198	0
Disposal of property, plant and equipment loss (gain)	24,646	(11,921)
Total operating expenses	14,215,523	8,909,972
Income from operations	2,385,878	1,061,935
Other expense
Foreign currency loss (gain)	159,763	(51,571)
Change in derivative warrant liabilities	1,396,000	0
Change in contingent consideration obligation	74,000	0
Interest expense - amortization of debt discount	2,934,164	52,550
Interest expense - convertible debt and other	1,831,057	600,740
(Loss) income before income taxes	(4,009,106)	460,216
(Benefit) provision for income taxes	(845,979)	87,116
Net (loss) income	$ (3,163,127)	$ 373,100
Net loss per common share:
Basic	$ (0.25)	$ 0.03
Diluted	$ (0.25)	$ 0.03
Weighted average number of common shares outstanding:
Basic	12,785,450	11,572,406
Diluted	12,785,450	11,733,621